SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Share-based Compensation Expense
The share-based compensation expense recognized in the Company’s consolidated statements of operations is as follows:

	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
Research and development	1,390	2,521
Selling, general and administrative	1,383	3,117
	$2,773	$5,638